Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Measuring inventories [Abstract]
Summary of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2025	At December 31, 2024
Raw materials, ancillary materials and consumables	104,619	90,461
Work-in-progress and semi-finished products	51,758	49,442
Finished goods	349,304	381,112
Total inventories	505,681	521,015